Debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Debt opening balance			$ 0	$ 0	$ 0
Drawdowns	$ 355,000	$ 0	355,000	20,000	113,000
Repayments	(120,000)	$ 0	(120,000)	$ (20,000)	(113,000)
Debt closing balance	$ 235,000		$ 235,000		$ 0